ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)			1 Months Ended					12 Months Ended
	Jul. 17, 2023	Sep. 18, 2021	Apr. 30, 2024	Jul. 31, 2023	Feb. 28, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Oct. 27, 2023	Sep. 30, 2023	Sep. 06, 2023	May 31, 2023	Sep. 06, 2022	Jun. 07, 2022	Jan. 31, 2022	Jun. 09, 2021
Product Information [Line Items]
Aggregate exercise price						$ 1,800,000
Number of shares restricted					6,718
Number of shares restricted, value					$ 118,000
Net loss decreased								$ 6,400,000
Cash								1,300,000	$ 1,000,000.0
Net income loss								697,941	7,081,647	[1]	$ 9,924,859	[1]
Working capital deficiency								5,200,000	200,000
Revolving Credit Facility [Member]
Product Information [Line Items]
Maximum borrowing capacity				$ 2,600,000				$ 8,500,000						$ 4,900,000
Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Taoping New Media Co., Ltd [Member]
Product Information [Line Items]
Revenue percentage								59.40%
Parent [Member]
Product Information [Line Items]
Number of shares restricted		61,225
Number of shares restricted, value		$ 1,800,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
Total recorded loss									$ 3,000,000.0
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
Taoping Digital Assets (Asia) Limited (TDAL) [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
Taoping Capital Limited (TCL) [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
Fujian Taoping Investment Co [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Product Information [Line Items]
Equity method investment, ownership percentage						100.00%			100.00%
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Product Information [Line Items]
Equity method investment, ownership percentage															100.00%
Total recorded loss								$ 16,184
Taoping Digital Assets (Asia) Limited (TDAL) [Member]
Product Information [Line Items]
Equity method investment, ownership percentage													100.00%
Taoping Capital Limited (TCL) [Member]
Product Information [Line Items]
Equity method investment, ownership percentage													100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Product Information [Line Items]
Equity method investment, ownership percentage																51.00%
Fujian Taoping Investment Co [Member]
Product Information [Line Items]
Equity method investment, ownership percentage								100.00%
Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Outstanding percent							24.60%
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Product Information [Line Items]
Right to sell ordinary shares	$ 1,000,000			23,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Product Information [Line Items]
Right to sell ordinary shares	$ 10,000,000			$ 230,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member] | Subsequent Event [Member]
Product Information [Line Items]
Right to sell ordinary shares			$ 3,300,000
Taoping New Media Co., Ltd [Member]
Product Information [Line Items]
Acquired percentage							100.00%													100.00%
Number of shares restricted							121,363
Net income loss								$ (1,000,000.0)	$ (370,000)		$ (550,000)
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Acquired percentage							51.00%													51.00%
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Product Information [Line Items]
Acquired percentage																			100.00%
Net income loss								$ (180,000)	$ (130,000)
Fujian Taoping Investment Co [Member]
Product Information [Line Items]
Acquired percentage														80.00%

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.